Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Contingencies [Abstract]
Contingencies

Note 16 — Contingencies

The Company may, from time to time, be involved in legal matters arising in the ordinary course of its business. While the Company is not presently subject to any material legal proceedings, there can be no assurance that such matters will not arise in the future or that any such matters in which the Company is involved, or which may arise in the ordinary course of the Company’s business, will not at some point proceed to litigation or that such litigation will not have a material adverse effect on the business, financial condition or results of operations of the Company.

On August 22, 2023, two separate lawsuits were filed against NMI and two of its wholly-owned subsidiaries: Visiontech Group Inc., a California corporation, and Hydroman Inc., a California corporation (collectively referred to as the “Defendants”) by Megaphoton. Megaphoton, a manufacturer and producer of artificial lighting equipment for use in agriculture and industrial applications, filed the lawsuits against the Defendants in Los Angeles Superior Court, asserting that the Defendants have breached a contract/guarantee agreement by failing to pay a total of $6,857,167, as per the terms of these agreements. NMI believes that there is no merit in the complaint and has filed a counter-suit against Megaphoton in Orange County Court, California, seeking affirmative relief on September 22, 2023. On March 5, 2024, Megaphoton filed requests to dismiss the cases against Hydroman and Visiontech in the Superior Court of Los Angeles.

On March 1, 2024 NMI was notified of a complaint in San Bernardino Superior Court by Vien Le, its former CFO, who was employed approximately 2 months. The lawsuit claims wrongful discharge, untimely payment of wages and other related items. The Company has retained counsel and believes it will successfully defend against this lawsuit.

Note 17 — Contingencies

As of December 31, 2023, the Company is not a party to any material legal proceedings, investigation or claims. However, the Company may, from time to time, be involved in legal matters arising in the ordinary course of its business. While the Company is not presently subject to any material legal proceedings, there can be no assurance that such matters will not arise in the future or that any such matters in which the Company is involved, or which may arise in the ordinary course of the Company’s business, will not at some point proceed to litigation or that such litigation will not have a material adverse effect on the business, financial condition or results of operations of the Company.

On August 22, 2023, two separate lawsuits were filed against Nature’s Miracle and two of its wholly-owned subsidiaries: Visiontech Group Inc., a California corporation, and Hydroman Inc., a California corporation (collectively referred to as the “Defendants”) by Megaphoton. Megaphoton, a manufacturer and producer of artificial lighting equipment for use in agriculture and industrial applications, filed the lawsuits against the Defendants in Los Angeles Superior Court, asserting that the Defendants have breached a contract/guarantee agreement by failing to pay a total of $6,857,167, as per the terms of these agreements. Nature’s Miracle believes that there is no merit in the complaint and has filed a counter-suit against Megaphoton in Orange County Court, California, seeking affirmative relief on September 22, 2023. On March 5, 2024, Megaphoton filed requests to dismiss the cases against Hydroman and Visiontech in the Superior Court of Los Angeles.